Investments in Affiliates and Available-for-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2016
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet

	June 30, 2016				December 31, 2015
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$26,899	$76,440	$10,209	$16,905	$34,539	$61,645	$11,839	$17,366
Current assets	33,220	116,301	14,785	19,620	39,835	97,349	14,782	22,539
Non-current assets	1,255,142	1,645,018	174,842	240,120	1,310,456	1,676,742	179,023	245,154
Current liabilities	55,573	96,957	16,382	15,433	41,528	82,798	15,377	16,897
Long- term debt including current portion, net	555,007	1,164,765	91,326	124,215	598,078	1,197,583	96,580	129,185
Financial liabilities at fair value*	n/a	n/a	70,930	18,777	n/a	n/a	68,535	23,568
Non-current liabilities	517,172	1,098,360	180,488	174,176	576,548	1,143,922	182,537	173,543

(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.

Financial information of affiliate companies, income statement

	Three Month Period Ended June 30, 2016					Three Month Period Ended June 30, 2015
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$44,877	$74,495	$10,418	$6,760	$56,473	$80,408	$10,765	$994
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II	n/a	n/a	(449)	(6,889)	n/a	n/a	527	414
Net (loss)/income	(16,807)	12,184	(1,955)	(3,220)	11,355	26,362	(1,069)	414

	Six Month Period Ended June 30, 2016					Six Month Period Ended June 30, 2015
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$90,518	$154,914	$20,530	$14,726	$113,259	$159,019	$19,860	$994
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II	n/a	n/a	(739)	(11,913)	n/a	n/a	(1,355)	414
Net (loss)/income	(16,598)	35,954	(3,134)	(7,122)	22,234	46,396	(4,800)	414